The Company and Summary of Significant Accounting Policies - Summary of Net Loss Per Common Share Basic and Diluted (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Numerator
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	$ (3,619,494)		$ (1,375,939)		$ (9,166,958)		$ (4,588,900)		$ (6,097,351)	$ (6,254,468)
Less: deemed dividend related to the modification of equity classified warrants	0		0		(5,185,502)		0
Net loss and comprehensive loss attributable to common stockholders	(3,619,494)		(1,375,939)		(14,352,460)		(4,588,900)
Net loss	$ (3,619,494)		$ (1,375,939)		$ (9,166,958)		$ (4,588,900)		$ (6,098,951)	$ (6,256,068)
Denominator
Weighted average common shares outstanding, basic (in shares)	21,441,416	[1]	9,541,643	[1]	18,712,468	[1]	9,533,185	[1]	27,815,913	27,364,975
Weighted average common shares outstanding, diluted (in shares)	21,441,416	[1]	9,541,643	[1]	18,712,468	[1]	9,533,185	[1]	27,815,913	27,364,975
Net loss per share common share, basic (in dollars per share)	$ (0.17)	[1]	$ (0.14)	[1]	$ (0.77)	[1]	$ (0.48)	[1]	$ (0.22)	$ (0.23)
Net loss per share common share, diluted (in dollars per share)	$ (0.17)	[1]	$ (0.14)	[1]	$ (0.77)	[1]	$ (0.48)	[1]	$ (0.22)	$ (0.23)
Common Stock Subject to Possible Redemption
Denominator
Weighted average common shares outstanding, basic (in shares)									3,020,634	17,954,419
Net loss per share common share, basic (in dollars per share)									$ 0.37	$ 0.06
Non-Redeemable Common Stock
Denominator
Weighted average common shares outstanding, basic (in shares)									6,540,000	6,540,000
Net loss per share common share, basic (in dollars per share)									$ (0.78)	$ (0.60)
GIGCAPITAL5, INC
Numerator
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.									$ (3,605,472)	$ (2,287,692)
Net loss and comprehensive loss attributable to common stockholders									(5,132,332)	(3,918,090)
Net loss									(4,024,591)	(2,774,307)
Net income attributable to common stock subject to possible redemption									$ 1,107,741	$ 1,143,783
Denominator
Weighted average common shares outstanding, basic (in shares)									6,540,000	6,540,000
Weighted average common shares outstanding, diluted (in shares)									6,540,000	6,540,000
Net loss per share common share, basic (in dollars per share)									$ (0.78)	$ (0.60)
Net loss per share common share, diluted (in dollars per share)									$ (0.78)	$ (0.60)
GIGCAPITAL5, INC | Common Stock Subject to Possible Redemption
Numerator
Interest earned on marketable securities held in Trust Account, net of taxes									$ 1,107,741	$ 1,143,783
Net income attributable to common stock subject to possible redemption									$ 1,107,741	$ 1,143,783
Denominator
Weighted average common shares outstanding, basic (in shares)									3,020,634	17,954,419
Weighted average common shares outstanding, diluted (in shares)									3,020,634	17,954,419
Net loss per share common share, basic (in dollars per share)									$ 0.37	$ 0.06
Net loss per share common share, diluted (in dollars per share)									$ 0.37	$ 0.06
GIGCAPITAL5, INC | Non-Redeemable Common Stock
Numerator
Net loss									$ (4,024,591)	$ (2,774,307)
Net income attributable to common stock subject to possible redemption									(1,107,741)	(1,143,783)
Net loss attributable to non-redeemable common stock									$ (5,132,332)	$ (3,918,090)
Denominator
Weighted average common shares outstanding, diluted (in shares)									6,540,000	6,540,000
Net loss per share common share, diluted (in dollars per share)									$ (0.78)	$ (0.60)

[1]	Amounts for the three and nine months ended September 30, 2023 and before that date differ from those in prior year condensed consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).